Intangible Assets, Net (Details) - Schedule of intangible assets consisted - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	$ 76,398	$ 85,728
Less: accumulated amortization	(45,674)	(46,966)
Total intangible assets, net	30,724	38,762
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	42,785	48,010
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	$ 33,613	$ 37,718